Leases (Tables)	3 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

Three Months Ended December 31, 2019
(in millions)
Lease Cost
Operating lease cost	$14
Short-term lease cost	—
Variable lease cost	3
Sublease income	—

Total lease cost	$17

Schedule of Cash Flow Supplemental Information

Supplemental cash flow information related to leases was as follows:

Three Months Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of operating lease liabilities	$14
Right-of-use assets obtained in exchange for operating lease obligations	5

Schedule of Balance-sheet Information

Supplemental balance sheet information related to leases was as follows:

Three Months Ended December 31, 2019
(in millions)
Operating Leases
Operating lease right-of-use assets	$289

Operating lease liabilities, current	38
Operating lease liabilities, non-current	321

Total operating lease liabilities	$359

Weighted Average Remaining Lease Term
Operating leases	9 years
Weighted Average Discount Rate
Operating leases	4.55%

Schedule of Leases Liabilities Maturities

Maturities of lease liabilities were as follows:

Years	Operating Leases
(in millions)
2020	$53
2021	52
2022	49
2023	47
2024	47
Thereafter	191

Total lease payments	439
Less imputed interest	(80)

Total	$359